UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23447

A3 ALTERNATIVE INCOME FUND

(Exact name of registrant as specified in charter)

90 Madison Street, Suite 303

Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 997-9010

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

The Name of the Issuer	Exchange Ticker Symbol	CUSIP	Shareholder Meeting Date	A brief identification of the matter voted on	Whether the matter was proposed by the issuer or by a security holder	Whether the registrant cast its vote on the matter	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and	Whether the registrant cast its vote for or against management
Oxford Lane Corp.	OXLC	691543102	10/23/2020	Annual Meeting
				Vote Board of Directors	Issuer	Yes	For	For
Eagle Point Income Company, Inc.	EIC	269817102	5/13/2021	Annual Meeting
				Election of Director: Scott W. Appleby	Issuer	Yes	For	For
				Election of Director: Jeffrey L. Weiss	Issuer	Yes	For	For
FSK KKR Capital Corp.	FSK	302635206	5/21/2021	To approve the Agreement and Plan of Merger, dated as of November 23, 2020 (the "Merger Agreement"), by and among FS KKR Capital Corp. ("FSK"), FS KKR Capital Corp. II ("FSKR"), Rocky Merger Sub, Inc., a wholly owned subsidiary of FSK ("Merger Sub") and FS/KKR Advisor, LLC (the "Advisor") and the transactions contemplated thereby, including the merger of Merger Sub with and into FSKR with FSKR as the surviving corporation (the "Merger").	Issuer	Yes	For	For
				To approve the issuance of shares of FSK common stock, as merger consideration in the Merger.	Issuer	Yes	For	For
				To amend the investment advisory agreement, dated December 20, 2018, by and between FSK and the Advisor to (1) reduce FSK's income incentive fee rate from 20% to 17.5% and (2) remove the total return lookback provision applicable to the subordinated incentive fee on income.	Issuer	Yes	For	For
FSR KKR Capital Corp. II	FKSR	35952V303	5/21/2021	To approve the merger of FS KKR Capital Corp. II ("FSKR") and Rocky Merger Sub, Inc. ("Merger Sub"), a wholly owned subsidiary of FS KKR Capital Corp. ("FSK"), pursuant to the Agreement and Plan of Merger, dated as of November 23, 2020 (the "Merger Agreement"), by and among FSK, FSKR, Merger Sub and FS/KKR Advisor, LLC and the other transactions contemplated by the Merger Agreement	Issuer	Yes	For	For
OFS Capital Corporation	OFS	67103B100	6/1/2021	Annual Meeting
Vote Board of Directors:
				Election of Director: Marc I. Abrams	Issuer	Yes	For	For
				Election of Director: Jeffrey A. Cerny	Issuer	Yes	For	For
				The ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2021.	Issuer	Yes	For	For
OFS Capital Corporation	OFS	67103B100	6/15/2021	Special Meeting
				To authorize flexibility for the Company, with approval of its Board of Directors, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price below the Company's then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement for the Special Meeting of Stockholders (including that the cumulative number of shares sold pursuant to such authority does not exceed 25% of the Company's then outstanding common stock immediately prior to each such sale).	Issuer	Yes	Against	Against
New York Mortgage Trust	NYMT	649604501	6/14/2021	Vote for Election of Directors	Issuer	Yes	For	For
				To hold an advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				To approve an amendment to the Company's 2017 Equity Incentive Plan, as amended, to increase the share reserve by 30,000,000 shares of common stock.	Issuer	Yes	For	For
				To consider and act upon a proposal to ratify, confirm, and approve the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A3 Alternative Income Fund

By (Signature and Title)*	/s/ Anthony R. Bosch
Anthony R. Bosch, President & Principal Executive Officer

Date	August 26, 2021

*	Print the name and title of each signing officer under his or her signature.